Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
Depreciation expenses	¥ 147,286	¥ 136,146	¥ 134,213
Various expenses	50,198	48,010	45,579
Costs of operating leases	¥ 197,484	¥ 184,156	¥ 179,792